Long-term Payables Other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Long-term payables - other	₩ 1,630,381	₩ 1,904,716
Less current installments of long-term payables - other	(301,751)	(301,773)
Carrying amount at December 31	1,328,630	1,602,943
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables - other	1,710,255	2,013,122
Present value discount [Member]
Disclosure of financial liabilities [line items]
Long-term payables - other	₩ (79,874)	₩ (108,406)